Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.2%
Coles Group Ltd.	297,782	$4,083,222
Treasury Wine Estates Ltd.	180,143	926,863
Woolworths Group Ltd.	271,206	5,555,334
		10,565,419
Belgium — 1.6%
Anheuser-Busch InBev SA	199,497	13,725,472
Brazil — 0.3%
Ambev SA, ADR	979,785	2,361,282
Canada — 2.4%
Alimentation Couche-Tard Inc.	172,592	8,579,220
George Weston Ltd.	11,763	2,359,165
Loblaw Companies Ltd.	31,199	5,160,694
Metro Inc./CN	44,291	3,479,206
Saputo Inc.	53,549	1,095,950
		20,674,235
Chile — 0.1%
Cencosud SA	277,646	944,734
Denmark — 0.4%
Carlsberg A/S, Class B	20,761	2,941,487
Finland — 0.2%
Kesko OYJ, Class B	61,418	1,514,824
France — 4.6%
Carrefour SA	108,992	1,537,466
Danone SA	140,306	11,480,304
L'Oreal SA	51,006	21,848,611
Pernod Ricard SA	43,124	4,301,679
		39,168,060
Germany — 0.5%
Beiersdorf AG	21,471	2,698,862
Henkel AG & Co. KGaA	21,720	1,575,250
		4,274,112
Ireland — 0.4%
Kerry Group PLC, Class A	32,531	3,594,234
Japan — 5.7%
Aeon Co. Ltd.	205,917	6,311,927
Ajinomoto Co. Inc.	207,400	5,625,341
Asahi Group Holdings Ltd.	337,494	4,511,328
Japan Tobacco Inc.	244,100	7,191,044
Kao Corp.	103,200	4,623,936
Kikkoman Corp.	215,200	1,996,160
Kirin Holdings Co. Ltd.	180,396	2,528,002
MEIJI Holdings Co. Ltd.	57,000	1,260,487
Nissin Foods Holdings Co. Ltd.	53,100	1,103,160
Seven & i Holdings Co. Ltd.	531,911	8,561,275
Shiseido Co. Ltd.	90,400	1,614,603
Unicharm Corp.	285,100	2,058,645
Yakult Honsha Co. Ltd.	67,240	1,266,331
		48,652,239
Mexico — 1.1%
Arca Continental SAB de CV	109,300	1,155,238
Fomento Economico Mexicano SAB de CV	382,129	3,934,415
Grupo Bimbo SAB de CV, Series A, Class A	309,543	863,576
Wal-Mart de Mexico SAB de CV	1,082,146	3,584,182
		9,537,411
Security	Shares	Value
Netherlands — 1.8%
Heineken Holding NV	24,938	$1,860,865
Heineken NV	61,381	5,355,052
Koninklijke Ahold Delhaize NV	202,679	8,465,180
		15,681,097
Norway — 0.4%
Mowi ASA	98,211	1,896,788
Orkla ASA	165,832	1,806,157
		3,702,945
Portugal — 0.2%
Jeronimo Martins SGPS SA	61,471	1,556,316
Sweden — 0.4%
Essity AB, Class B	135,781	3,759,620
Switzerland — 5.3%
Barry Callebaut AG, Registered	792	865,710
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	221	3,724,644
Chocoladefabriken Lindt & Spruengli AG, Registered	24	4,001,415
Nestle SA, Registered	370,992	36,886,377
		45,478,146
United Kingdom — 11.7%
Associated British Foods PLC	68,985	1,949,125
British American Tobacco PLC	439,332	20,888,617
Coca-Cola HBC AG, Class DI	44,376	2,318,317
Diageo PLC	494,033	12,457,581
Imperial Brands PLC	169,162	6,683,612
J Sainsbury PLC	366,547	1,458,805
Marks & Spencer Group PLC	454,597	2,212,532
Reckitt Benckiser Group PLC	151,257	10,304,678
Tesco PLC	1,484,784	8,186,387
Unilever PLC	554,951	33,866,549
		100,326,203
United States — 60.8%
Altria Group Inc.	373,964	21,925,509
Archer-Daniels-Midland Co.	106,664	5,629,726
Brown-Forman Corp., Class B	40,433	1,088,052
Bunge Global SA	29,754	2,388,651
Church & Dwight Co. Inc.	54,675	5,254,814
Clorox Co. (The)	27,362	3,285,355
Coca-Cola Co. (The)	534,767	37,834,765
Colgate-Palmolive Co.	179,920	16,354,728
Conagra Brands Inc.	105,774	2,165,194
Constellation Brands Inc., Class A	33,982	5,528,192
Costco Wholesale Corp.	84,390	83,541,037
Dollar General Corp.	48,830	5,585,176
Dollar Tree Inc.(a)	43,855	4,343,399
Estee Lauder Companies Inc. (The), Class A	51,996	4,201,277
General Mills Inc.	121,573	6,298,697
Hershey Co. (The)	32,854	5,452,121
Hormel Foods Corp.	64,236	1,943,139
J.M. Smucker Co. (The)	23,541	2,311,726
Kellanova	59,689	4,747,066
Kenvue Inc.	426,237	8,921,141
Keurig Dr Pepper Inc.	301,531	9,968,615
Kimberly-Clark Corp.	73,666	9,497,021
Kraft Heinz Co. (The)	191,813	4,952,612
Kroger Co. (The)	136,000	9,755,280
Lamb Weston Holdings Inc.	31,328	1,624,357
McCormick & Co. Inc./MD, NVS	56,098	4,253,350
Molson Coors Beverage Co., Class B	38,037	1,829,199
Mondelez International Inc., Class A	287,461	19,386,370

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Monster Beverage Corp.(a)	155,890	$9,764,950
PepsiCo Inc.	296,694	39,175,476
Philip Morris International Inc.	210,179	38,279,901
Procter & Gamble Co. (The)	237,743	37,877,215
Sysco Corp.	107,618	8,150,987
Target Corp.	100,872	9,951,023
The Campbell's Co.	44,169	1,353,780
Tyson Foods Inc., Class A	63,544	3,554,651
Walgreens Boots Alliance Inc.	158,396	1,818,386
Walmart Inc.	821,772	80,352,866
		520,345,804
Total Common Stocks — 99.1% (Cost: $865,165,396)		848,803,640
Preferred Stocks
Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	35,993	2,828,459
Total Preferred Stocks — 0.3% (Cost: $3,449,461)		2,828,459
Total Long-Term Investments — 99.4% (Cost: $868,614,857)		851,632,099
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	1,020,000	$1,020,000
Total Short-Term Securities — 0.1% (Cost: $1,020,000)		1,020,000
Total Investments — 99.5% (Cost: $869,634,857)		852,652,099
Other Assets Less Liabilities — 0.5%		3,943,804
Net Assets — 100.0%		$856,595,903

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,033,369	$—	$(1,033,459)(b)	$90	$—	$—	—	$112 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,670,000	—	(650,000)(b)	—	—	1,020,000	1,020,000	22,473	—
				$90	$—	$1,020,000		$22,585	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	45	09/19/25	$3,706	$9,262
Euro STOXX 50 Index	4	09/19/25	251	334
FTSE 100 Index	7	09/19/25	845	(5,353)
				$4,243

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Consumer Staples ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$553,863,466	$294,940,174	$—	$848,803,640
Preferred Stocks	—	2,828,459	—	2,828,459
Short-Term Securities
Money Market Funds	1,020,000	—	—	1,020,000
	$554,883,466	$297,768,633	$—	$852,652,099
Derivative Financial Instruments(a)
Assets
Equity Contracts	$9,596	$—	$—	$9,596
Liabilities
Equity Contracts	—	(5,353)	—	(5,353)
	$9,596	$(5,353)	$—	$4,243

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares